Detail of Certain Accounts - Summary of Trade Payables and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Summary of trade payables and accrued liabilities
Trade payables		$ 22,094	$ 19,316
Checks written in excess of bank balance		597	1,147
Payroll and related		5,758	6,268
Taxes, other than income		2,336	793
Fair value of interest swap and option and forward currency exchange contacts		1,641	1,144
Accrued interest		428	707
Other accruals		3,110	3,147
Total trade payables and accrued liabilities	$ 36,480	$ 35,964	$ 32,522